Description of Plan - Vesting and Forfeitures (Details) - SAP America, Inc. 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Contributions reduced from forfeited nonvested accounts	$ 1,600,000	$ 2,000,000
Forfeited nonvested accounts	$ 194,882	$ 2,228,651
After two years
EBP, Description of Plan [Line Items]
Vesting percentage after two years.	50.00%
Years of service	2 years
After three years
EBP, Description of Plan [Line Items]
Vesting percentage after three years of service	100.00%
Years of service	3 years